Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory
Raw materials	$ 489,750	$ 515,658
Finished products	53,223	79,269
Work in process	128,278	700
Total Inventory	$ 671,251	$ 595,627